Retained Earnings and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Retained Earnings and Accumulated Other Comprehensive Income
Retained Earnings and Accumulated Other Comprehensive Income

18.Retained Earnings and Accumulated Other Comprehensive Income

(a)   Retained Earnings:

			Unappropriated		Net Income for		Retained
	Legal Reserve		Earnings		the Year		Earnings
Balance at January 1, 2019	Ps.	2,139,007	Ps.	70,583,488	Ps.	6,009,414	Ps.	78,731,909
Appropriation of net income relating to 2018		—		6,009,414		(6,009,414)		—
Acquisition of non-controlling interests		—		766		—		766
Dividends paid relating to 2018		—		(1,066,187)		—		(1,066,187)
Net gain on partial disposition of Open-Ended Fund		—		837,520		—		837,520
Sale of repurchased shares		—		(1,585,963)		—		(1,585,963)
Share-based compensation		—		1,108,094		—		1,108,094
Net income for the year 2019		—		—		4,626,139		4,626,139
Balance at December 31, 2019		2,139,007		75,887,132		4,626,139		82,652,278
Appropriation of net income relating to 2019		—		4,626,139		(4,626,139)		—
Recognized share of income of OCEN (see Note 10)		—		147,975		—		147,975
Sale of repurchased shares		—		(997,174)		—		(997,174)
Cancellation of sale of shares		—		2,764,854		—		2,764,854
Share-based compensation		—		962,806		—		962,806
Net income for the year 2020		—		—		(1,250,342)		(1,250,342)
Balance at December 31, 2020	Ps.	2,139,007	Ps.	83,391,732	Ps.	(1,250,342)	Ps.	84,280,397

In accordance with Mexican law, the legal reserve must be increased by 5% of annual net profits until it reaches 20% of the capital stock amount. As of December 31, 2020 and 2019, the Company’s legal reserve amounted to Ps.2,139,007 for both years, respectively and was classified into retained earnings in consolidated equity. As the legal reserve reached 20% of the capital stock amount, no additional increases were required in 2020, 2019 and 2018. This reserve is not available for dividends, but may be used to reduce a deficit or may be transferred to stated capital. Other appropriations of profits require the vote of the Company’s stockholders.

In April 2018, the Company’s stockholders approved for the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in May 2018 in the aggregate amount of Ps.1,068,868 (see Note 17).

In April 2019, the Company’s stockholders approved for the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO, which was paid in May 2019 in the aggregate amount of Ps.1,066,187 (see Note 17).

In April 2020, to further maximize liquidity and as a precautionary measure, the Company's Board of Directors did not propose the payment of a 2020 dividend for approval of the Company's general stockholders' meeting held on April 28, 2020.

In 2020 the Group identified that it had overstated Ps. 221,000 of a contingent payout obligation, which was presented as a component of consolidated other current liabilities as of December 31, 2019. This inmaterial correction of prior period financial statements had no impact to the consolidated statements of income and comprehensive income. The Company corrected the overstatement retrospectively for prior periods in the accompanying consolidated statements of financial position as of December 31, 2019, and of changes in stockholders equity as January 1, 2018.

In February 2021, the Company’s Board of Directors approved a proposal for a dividend of Ps.0.35 per CPO payable in the second quarter of 2021, subject to approval of the Company’s stockholders.

Dividends, either in cash or in other forms, paid by the Mexican companies in the Group will be subject to income tax if the dividends are paid from earnings that have not been subject to Mexican income tax computed on an individual company basis under the provisions of the Mexican Income Tax Law. In this case, dividends will be taxable by multiplying such dividends by a 1.4286 factor and applying to the resulting amount the income tax rate of 30%. This income tax will be paid by the company paying the dividends.

In addition, the entities that distribute dividends to its stockholders who are individuals or foreign residents must withhold 10% thereof for income tax purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the “taxed net earnings account” computed on an individual company basis generated through December 31, 2013.

As of December 31, 2020, cumulative earnings that have been subject to income tax and can be distributed by the Company free of Mexican income tax amounted to Ps.73,188,085.

(b)   Accumulated Other Comprehensive Income

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2019	Ps.	3,966,615	Ps.	1,786,526	Ps.	(111)	Ps.	(1,960,362)	Ps.	814,307	Ps.	(763,835)	Ps.	976,549	Ps.	160,744	Ps.	(552,946)	Ps.	4,427,487
Partial disposition of Open-Ended Fund		(1,186,130)		—		—		—		—		—		—		—		348,610		(837,520)
Remeasurement of post-employment benefit obligations of assets held for sale		—		—		—		—		—		(1,721)		—		—		516		(1,205)
Changes in other comprehensive income		(351,202)		(794,624)		111		257,306		(79,631)		(244,576)		(1,521,912)		(236,159)		702,376		(2,268,311)
Accumulated at December 31, 2019		2,429,283		991,902		—		(1,703,056)		734,676		(1,010,132)		(545,363)		(75,415)		498,556		1,320,451
Changes in other comprehensive income		(904,423)		(353,496)		—		(21,899,164)		115,565		(340,319)		(1,370,145)		(61,033)		7,935,716		(16,877,299)
Accumulated at December 31, 2020	Ps.	1,524,860	Ps.	638,406	Ps.	—	Ps.	(23,602,220)	Ps.	850,241	Ps.	(1,350,451)	Ps.	(1,915,508)	Ps.	(136,448)	Ps.	8,434,272	Ps.	(15,556,848)